BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Apparel, Accessories & Luxury Goods - 2.0%
Tapestry, Inc.	114,519	$8,090,767

Application Software - 4.0%
Docusign, Inc. (a)	94,714	7,742,869
Zoom Communications, Inc. - Class A (a)	107,920	8,368,117
		16,110,986

Automotive Parts & Equipment - 1.8%
Aptiv PLC (a)	131,674	7,513,319

Biotechnology - 6.1%
Amgen, Inc.	27,466	7,990,409
Incyte Corp. (a)	136,117	8,529,091
United Therapeutics Corp. (a)	26,709	8,095,231
		24,614,731

Building Products - 4.3%
Carlisle Cos., Inc.	24,317	9,227,815
Owens Corning	57,135	8,308,001
		17,535,816

Communications Equipment - 4.1%
F5, Inc. (a)	30,898	8,179,937
Juniper Networks, Inc.	237,232	8,616,266
		16,796,203

Construction & Engineering - 4.3%
Comfort Systems USA, Inc.	23,160	9,207,258
EMCOR Group, Inc.	20,805	8,336,564
		17,543,822

Construction Machinery & Heavy Transportation Equipment - 2.0%
Caterpillar, Inc.	25,819	7,985,042

Diversified Banks - 1.9%
US Bancorp	195,139	7,871,907

Electric Utilities - 2.3%
NRG Energy, Inc.	84,582	9,268,496

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 2.1%
Jabil, Inc.	57,570	$8,437,459

Footwear - 1.8%
NIKE, Inc. - Class B	127,876	7,212,206

Gold - 2.3%
Newmont Corp.	178,461	9,401,326

Health Care Distributors - 4.5%
Cardinal Health, Inc.	64,230	9,075,057
McKesson Corp.	12,917	9,207,108
		18,282,165

Health Care Facilities - 2.3%
Tenet Healthcare Corp. (a)	63,936	9,139,651

Health Care Services - 2.2%
Cigna Group	26,702	9,079,748

Homebuilding - 8.1%
DR Horton, Inc.	66,199	8,363,582
NVR, Inc. (a)	1,150	8,194,612
PulteGroup, Inc.	81,611	8,371,656
Toll Brothers, Inc.	77,672	7,834,775
		32,764,625

Hotels, Resorts & Cruise Lines - 3.9%
Airbnb, Inc. - Class A (a)	66,108	8,059,887
Expedia Group, Inc.	48,349	7,587,409
		15,647,296

Integrated Oil & Gas - 3.6%
Chevron Corp.	51,185	6,964,231
Exxon Mobil Corp.	72,773	7,687,012
		14,651,243

Interactive Home Entertainment - 1.8%
Electronic Arts, Inc.	51,327	7,447,034

Managed Health Care - 4.2%
Humana, Inc.	31,284	8,203,916

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Managed Health Care - 4.2% (Continued)
Molina Healthcare, Inc. (a)	26,919	$8,802,782
		17,006,698

Oil & Gas Equipment & Services - 3.3%
Halliburton Co.	331,419	6,568,725
Schlumberger NV	202,676	6,738,977
		13,307,702

Oil & Gas Exploration & Production - 7.0%
ConocoPhillips	83,321	7,425,568
Coterra Energy, Inc.	292,286	7,178,544
Devon Energy Corp.	227,756	6,926,060
Diamondback Energy, Inc.	52,101	6,877,853
		28,408,025

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	139,719	7,013,894
Merck & Co., Inc.	94,662	8,065,202
Royalty Pharma PLC - Class A	253,029	8,304,412
		23,383,508

Reinsurance - 2.1%
Everest Group Ltd.	23,540	8,446,858

Research & Consulting Services - 2.3%
Leidos Holdings, Inc.	62,996	9,271,751

Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	55,703	8,394,999

Semiconductors - 3.8%
ON Semiconductor Corp. (a)	188,461	7,481,902
QUALCOMM, Inc.	53,216	7,900,447
		15,382,349

Technology Hardware, Storage & Peripherals - 2.0%
NetApp, Inc.	89,539	8,036,125

Transaction & Payment Processing Services - 1.9%
PayPal Holdings, Inc. (a)	119,499	7,867,814
TOTAL COMMON STOCKS (Cost $417,704,808)		404,899,671

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (b)	341,204	$341,204
TOTAL SHORT-TERM INVESTMENTS (Cost $341,204)		341,204

TOTAL INVESTMENTS - 100.0% (Cost $418,046,012)		$405,240,875
Liabilities in Excess of Other Assets - (0.0)% (c)		(140,474)
TOTAL NET ASSETS - 100.0%		$405,100,401

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US EQUITY ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

Bushido Capital US Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$404,899,671	$—	$—	$404,899,671
Money Market Funds	341,204	—	—	341,204
Total Investments	$405,240,875	$—	$—	$405,240,875

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.